Right of use assets - (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Presentation of leases for lessee [abstract]
Balance as of April 1, 2019	₨ 2,207,403	₨ 2,202,649
Additions	596,842	326,600
Finance cost accrued during the period	278,697	191,136
Deletions	0	(12,247)
Payment of lease liabilities	(640,714)	(507,498)
Fair value adjustment of Right of use Asset	4,575	4,262
Translation difference	4,376	2,501
Balance as of March 31, 2020	₨ 2,451,179	₨ 2,207,403